Related party transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 15 – Related party transactions

In the ordinary course of business, during the six months ended June 30, 2024 and 2025, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties, mainly the collection of fees on behalf of the related entities.

	June 30, 2024	June 30, 2025
	S$’000	S$’000
Nature of transactions
Director/Shareholder	$	$
- Reimbursement fund for expenses paid on behalf of the Company	136	12
- Other expenses paid on behalf by Joyce Lee Jue Hui	(159)	(10)
- Loan advance to the Company	(620)	(730)
- Repayment of loan	125	200